Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) Customer $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) Customer $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($)	Feb. 04, 2022 shares	Feb. 03, 2022 shares
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk customer benchmark			10.00%
Impairment long lived asset held for use | $					$ 0	$ 0
Advertising costs | $					7.9	1.2
Product Warranty Expense | $					0	0
Revenues | $	$ 7,275,000	$ 4,867,000	$ 13,537,000	$ 8,663,000	20,012,064	13,966,251
Contract assets | $	$ 0		$ 0		$ 0	0
Warrants to purchase shares of common stock | shares	15,516,639		15,516,639				15,516,639	15,516,667
Each warrant entitles to purchase number of shares | shares	1		1
Purchase price of warrants | $ / shares	$ 11.5		$ 11.5
Warrants expiration date			Feb. 04, 2027
Number of significant customers | Customer	1		0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of significant customers | Customer	1				0
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.00%
Shipping and Handling
Summary Of Significant Accounting Policies [Line Items]
Revenues | $	$ 395,000	$ 163,000	$ 784,000	$ 220,000	$ 800,000	$ 400,000
Public Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants to purchase shares of common stock | shares	8,624,972		8,624,972				8,624,972	8,625,000
Private Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants to purchase shares of common stock | shares	6,891,667		6,891,667				6,891,667	6,891,667
Legacy Fast Radius Preferred And Common Stock Conversion [Member]
Summary Of Significant Accounting Policies [Line Items]
Share conversion ratio	2.056		2.056		2.056
ECP Environmental Growth Opportunities Corp
Summary Of Significant Accounting Policies [Line Items]
Warrants will not be transferable, assignable or saleable, number of days after completion of business combination			30 days
ECP Environmental Growth Opportunities Corp | Common Stock [Member] | Redemption Of Warrants When Price Per Share Equals Or Exceeds Eighteen [Member]
Summary Of Significant Accounting Policies [Line Items]
Redemption of warrants price per share | $ / shares	$ 18		$ 18
Redemption price per warrant | $ / shares	0.01		$ 0.01
Minimum period of prior written notice of redemption of warrants			30 days
Minimum price per share required for redemption of warrants | $ / shares	18		$ 18
Warrants redemption covenant, threshold trading days			20 days
Warrants redemption covenant threshold consecutive trading days			30 days
ECP Environmental Growth Opportunities Corp | Common Stock [Member] | Redemption Of Warrants When Price Per Share Equals Or Exceeds Ten [Member]
Summary Of Significant Accounting Policies [Line Items]
Redemption of warrants price per share | $ / shares	$ 10		$ 10
Minimum period of prior written notice of redemption of warrants			30 days
Adjusted last reported sale price per share on trading day | $ / shares			$ 10